Financial items (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finance Income Expense [Abstract]
Foreign exchange gains (losses) derivative financial instruments	$ 870	$ (1,288)	$ 132
Other foreign exchange gains (losses)	(823)	642	92
Net foreign exchange gains (losses)	47	(646)	224
Dividends received	39	44	75
Gains (losses) financial investments	(348)	456	243
Interest income on other financial assets	38	108	125
Interest income non-current financial receivables	26	34	21
Interest income current financial assets and other financial items	48	113	281
Interest income and other financial items	151	298	502
Gains (losses) derivative financial instruments	(708)	448	473
Interest expense bonds and bank loans and net interest on related derivatives	(896)	(951)	(987)
Interest expense lease liabilities	(93)	(104)	(126)
Capitalised borrowing costs	334	308	480
Accretion expense asset retirement obligations	(453)	(412)	(456)
Interest expense current financial liabilities and other finance expense	(114)	(232)	(360)
Interest and other finance expenses	(1,223)	(1,392)	(1,450)
Net financial items	(2,080)	(836)	(7)
Interest expense from the financial liabilities at amortised cost category	990	1,031	861
Net interest expense, fair value through profit or loss category		79	129
Net interest income, fair value through profit or loss category	94
Fair value gain (loss) from the trading instruments held	(724)	432	457
Net foreign exchange gain		$ 796
Net foreign exchange loss	$ 702		$ 74